General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

Note 1:- General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015 and commenced its activities in January 2016. The Company, a provider of 4D imaging radar solutions, is leading a radar revolution, enabling safe driver-assist systems today while paving the way for fully autonomous driving in the future. Arbe is a tier 2 supplier, empowering automakers, Tier-1 suppliers, which are companies that supply parts or systems directly to OEMs, autonomous ground vehicles, commercial and industrial vehicles, and a wide array of safety applications with next-generation sensing based on the Company’s proprietary chipset and paradigm-changing perception.

b.	On October 26, 2017, the Company established a Delaware subsidiary, Arbe Robotics US Inc. Arbe Robotics US Inc is engaged mainly in the Company’s sales and will operate as the Company’s distributor in the U.S.

c.	On March 18, 2021, the Company entered into a business combination agreement (the “Merger Agreement”) with Industrial Tech Acquisitions Inc. (“ITAC”), a Delaware corporation that was a special purpose acquisition company (generally known as a SPAC), and whose business was to enter into a business combination agreement. In connection with the Merger Agreement, the Company established a wholly-owned Delaware subsidiary, Autobot MergerSub, Inc. (“Merger Sub”) which was merged into ITAC pursuant to the Merger Agreement. On October 7, 2021, the business combination was consummated, and Merger Sub merged with and into ITAC, with ITAC becoming a wholly-owned subsidiary of the Company, and the securityholders of ITAC becoming securityholders of the Company. In connection with the Merger, the name of ITAC was changed to Autobot HoldCo, Inc. In connection with the Merger, the Company’s ordinary shares and warrants became listed on the Nasdaq Capital Market under the symbols “ARBE” and “ARBEW”, respectively.

d.	In connection with the business combination with ITAC, and immediately prior to the closing under the Merger Agreement, the Company effected a recapitalization (the “Recapitalization”), which was approved by the Company’s directors and shareholders. As part of the Recapitalization, (i) all warrants (other than certain outstanding warrants) were exercised, (ii) all outstanding preferred shares, including preferred shares issued upon exercise of warrants, were converted into ordinary shares and (iii) the ordinary shares that were outstanding after the exercise and conversion pursuant to clauses (i) and (ii) became and were converted into a total of 48,268,611 ordinary shares. The Recapitalization resulted in a 46.25783-for-one stock split and a change in the par value of the ordinary shares from NIS 0.01 per share to NIS 0.000216 per share. The stock split was based on a valuation of the Ordinary Shares of $525,000 after the Recapitalization, with each Ordinary Share being valued at $10.00. As part of the Recapitalization, the number of Ordinary Shares issuable upon exercise of outstanding options and warrants will be multiplied by the foregoing conversion ratio, which reflects the stock split, and the exercise price of such options and warrants will be divided by the foregoing conversion ratio. Fractional shares are rounded to the closest integral number of Ordinary Shares, with a half-share being rounded to the next higher number of shares. As a result, all ordinary shares, preferred shares, options to purchase ordinary shares, warrants to purchase preferred shares, exercise price and net loss per share amounts in these financial statements were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect at the beginning of the period covered by these consolidated financial statements.

e.	The Company depends on one supplier for the development and production of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in supplier could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company’s results of operations and financial position.

f.	The novel coronavirus (“COVID-19”) pandemic created and may continue to create significant uncertainty in macroeconomic conditions, and the extent of the impact of the pandemic on the Company’s operational and financial performance will depend on various future developments, including the duration and spread of the COVID-19 outbreak and impact on the Company’s customers, suppliers, contract manufacturers and employees, all of which is uncertain at this time. Although the restrictions that had been imposed by governments have largely been reduced, if not eliminated, the People’s Republic of China (“PRC”) has maintained its zero-COVID policy, with resulting lockdowns and closures, until December 2022.

The Company believes that the long-term horizon of its business plans can mitigate the impact of the pandemic. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the Company in 2022. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods. The Company cannot predict the effect on its business with PRC customers of hospitalizations and deaths which may result from the change in the PRC’s government’s change from its zero COVID policy.